EQUITY	12 Months Ended
Jun. 30, 2018
Equity [abstract]
Disclosure of share capital, reserves and other equity interest [text block]

20

EQUITY

ACCOUNTING POLICIES

Ordinary share capital

Ordinary shares and the cumulative preference shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.

Repurchase and reissue of ordinary shares (treasury shares)

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from share capital.

Dividends

Dividends are recognised as a liability on the date on which they are declared which is the date when the shareholders’ right to the dividends vest.

Amounts in R million	2018	2017	2016

Authorised share capital
1 500 000 000 (2017 and 2016: 600 000 000) ordinary shares of no par value
5 000 000 (2017 and 2016: 5 000 000) cumulative preference shares of 10 cents each	0.5	0.5	0.5

Issued share capital
431 429 767 (2017 and 2016: 431 429 767) ordinary shares of no par value (a,b)	4 227.9	4 227.9	4 227.9
9 361 071 (2017 and 2016: 9 361 071) treasury shares held within the Group (c)	(50.7)	(50.7)	(50.7)
5 000 000 (2017 and 2016: 5 000 000) cumulative preference shares of 10 cents each	0.5	0.5	0.5
	4 177.7	4 177.7	4 177.7

Dividends (c)
Dividends paid during the year net of treasury shares:
Prior year final dividend: 5 SA cents per share (2017: 12 SA cents per share; 2016: 10 SA cents per share)	21.1	50.6	42.2
Interim dividends: 5 SA cents per share (2017: nil; 2016: 50 SA cents per share)	21.1	-	210.7
Total	42.2	50.6	252.9

(a) Unissued shares

In terms of an ordinary resolution passed at the previous annual general meeting, the remaining unissued ordinary shares in the company are under the control of the directors until the next general meeting.

(b) Issued shares

No shares were issued during the year ended June 30, 2018 (2017: nil)

During the year ended June 30, 2016: 546,000 shares were issued relating to share options exercised under the DRDGOLD (1996) share scheme).

On July 31, 2018, the acquisition of FWGR became unconditional. On this date 265 million ordinary shares were issued to Sibanye-Stillwater as settlement of the purchase consideration for these assets.

(c) Treasury shares

Shares in DRDGOLD Limited are held in treasury by Ergo Mining Operations Proprietary Limited ("EMO"). No shares were acquired in the market during the year ended June 30, 2018 (2017: nil; 2016: 3 205 512). Dividends amounting to R0.9 million (2017: R1.1 million; 2016: R5.6 million) were received on these shares.

RELATED PARTY RELATIONSHIPS:

The issue of 265 million ordinary shares to Sibanye-Stillwater on July 31, 2018 as settlement of the purchase consideration for the FWGR assets, resulted in Sibanye-Stillwater owning 38.05% of the issued ordinary shares of DRDGOLD Limited and hence becoming a related party to DRDGOLD.